UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     HMC Investors, L.L.C.

Address:  One Riverchase Parkway South
          Birmingham Alabama 35244


13F File Number: 028-10751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

William R. Lucas, Jr.
Title:  Executive Vice-President
Phone:  (205) 987-5574


Signature, Place and Date of Signing:


/s/ William R. Lucas, Jr.         Birmingham, AL            February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                 Name

         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        4

Form 13F Information Table Entry Total:  87

Form 13F Information Table Value Total:  $1,922,321
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number                  Name

2.   028-11249               Harbinger Capital Partners Master Fund I, Ltd.
3.   028-11250               Harbinger Capital Partners Offshore Manager, L.L.C.
4.   028-                    Harbinger Capital Partners Special Situations
                               Fund, L.P.
5.   028-                    Harbinger Capital Partners Special Situations GP,
                               LLC

                                                    FORM 13F INFORMATION TABLE




COLUMN 1                          COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR    SH/ PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X$1000) PRN AMT    PRN CALL  DISCRETION    MNGERS  SOLE   SHARED  NONE
AK STL HLDG CORP                       COM        001547108   46,475   2,750,000  SH      SHARED-DEFINED  1,2    2,750,000  0    0
AMEREN CORP                            COM         23608102   26,865     500,000     PUT  SHARED-DEFINED  1,2      500,000  0    0
AMERICA MOVIL S A DE C V         SPON ADR L SHS   02364W105      317       7,000  SH           SOLE                  7,000  0    0
AMERICAN PWR CONVERSION CORP           COM        029066107    2,294      75,000  SH           SOLE                 75,000  0    0
AMGEN INC                           NOTE 3/0      031162AL4      750   1,000,000 PRN           SOLE              1,000,000  0    0
AMKOR TECHNOLOGY INC             NOTE 5.000% 3/1  031652AH3    2,587   2,600,000 PRN           SOLE              2,600,000  0    0
APPLICA INC                            COM        03815A106   14,754   1,846,500  SH      SHARED-DEFINED  3,4    1,846,500  0    0
APPLICA INC                            COM        03815A106   63,795   7,984,300  SH      SHARED-DEFINED  1,2      7984300  0    0
ARMSTRONG WORLD INDS INC NEW           COM        04247X102   49,322   1,163,535  SH      SHARED-DEFINED  1,2    1,163,535  0    0
ATLAS AIR WORLDWIDE HLDGS INC        COM NEW      049164205  324,618   7,294,776  SH      SHARED-DEFINED  1,2    7,294,776  0    0
AUGUSTA RES CORP                     COM NEW      050912203    7,335   3,411,512  SH      SHARED-DEFINED  3,4    3,411,512  0    0
AUGUSTA RES CORP                     COM NEW      050912203   16,398   7,626,988  SH      SHARED-DEFINED  1,2    7,626,988  0    0
BANCO BRADESCO S A               SP ADR PFD NEW   059460303      726      18,000  SH           SOLE                 18,000  0    0
BANDAG INC                             COM        059815100      504      10,000  SH           SOLE                 10,000  0    0
BELLSOUTH CORP                         COM         79860102    3,533      75,000     PUT       SOLE                 75,000  0    0
CEMEX SAB DE CV                  SPON ADR 5 ORD   151290889      542      16,000  SH           SOLE                 16,000  0    0
CEPHALON INC                     NOTE 2.000% 6/0  156708AP4    2,467   1,500,000 PRN           SOLE              1,500,000  0    0
CLEAR CHANNEL COMMUNICATIONS           COM        184502102    2,132      60,000  SH           SOLE                 60,000  0    0
COMMUNITY HEALTH SYS INC NEW           COM        203668108      584      16,000  SH           SOLE                 16,000  0    0
COMPANIA DE MINAS BUENAVENTU      SPONSORED ADR   204448104      491      17,500  SH           SOLE                 17,500  0    0
DESARROLLADORA HOMEX S A DE       SPONSORED ADR   25030W100      473       8,000  SH           SOLE                  8,000  0    0
ELKCORP                                COM        287456107      444      10,800  SH           SOLE                 10,800  0    0
ENERGY PARTNERS LTD                    COM        29270U105      244      10,000  SH           SOLE                 10,000  0    0
ENERGY PARTNERS LTD                    COM        29270U105      567      23,200     CALL      SOLE                 23,200  0    0
ESSEX CORP                             COM        296744105      598      25,000  SH           SOLE                 25,000  0    0
FOMENTO ECONOMICO MEXICANO S     SPON ADR UNITS   344419106      463       4,000  SH           SOLE                  4,000  0    0
FREEPORT MCMORAN COPPER & GO          CL B        35671D857      747      13,400     CALL      SOLE                 13,400  0    0
GATEWAY INC                            COM        367626108   25,314  12,594,070  SH      SHARED-DEFINED  3,4   12,594,070  0    0
GATEWAY INC                            COM        367626108   54,583  27,155,930  SH      SHARED-DEFINED  1,2   27,155,930  0    0
GEOEYE INC                             COM        37250W108      480      24,800  SH      SHARED-DEFINED  3,4       24,800  0    0
GEOEYE INC                             COM        37250W108  110,067   5,688,211  SH      SHARED-DEFINED  1,2    5,688,211  0    0
GOLD KIST HOLDINGS INC                 COM        380614107    1,050      50,000  SH           SOLE                 50,000  0    0
GRIFFON CORP                           COM        398433102      510      20,000  SH           SOLE                 20,000  0    0
GRUPO TELEVISA SA DE CV          SP ADR REP ORD   40049J206      405      15,000  SH           SOLE                 15,000  0    0
HARRAHS ENTMT INC                      COM        413619107    1,075      13,000  SH           SOLE                 13,000  0    0
HARRAHS ENTMT INC                      COM        413619107    2,688      32,500     CALL      SOLE                 32,500  0    0
HUGHES COMMUNICATIONS INC              COM        444398101   78,397   1,676,943  SH      SHARED-DEFINED  1,2    1,676,943  0    0
ICO GLOBAL COM HLDGS LTD DE           CL A        44930K108   38,942   8,521,301  SH      SHARED-DEFINED  1,2    8,521,301  0    0
ICOS CORP                              COM        449295104      676      20,000  SH           SOLE                 20,000  0    0
ICOS CORP                        NOTE 2.000% 7/0  449295AB0      985   1,000,000 PRN           SOLE              1,000,000  0    0
INTEL CORP                             COM        458140100      304      15,000  SH           SOLE                 15,000  0    0
INTERCONTINENTAL HTLS GRP PL      SPONS ADR NEW   45857P202      298      11,800  SH           SOLE                 11,800  0    0
ISHARES                          MSCI EMERG MKT   464287234    7,992      70,000     PUT       SOLE                 70,000  0    0
JACUZZI BRANDS INC                     COM        469865109   23,100   1,858,441  SH      SHARED-DEFINED  3,4    1,858,441  0    0
JACUZZI BRANDS INC                     COM        469865109   52,626   4,233,820  SH      SHARED-DEFINED  1,2    4,233,820  0    0
KANBAY INTL INC                        COM        48369P207      719      25,000  SH      SHARED-DEFINED            25,000  0    0
KINDER MORGAN INC KANS                 COM        49455P101    1,058      10,000  SH           SOLE                 10,000  0    0
MIRANT CORP NEW                 *W EXP 01/03/201  60467R118   25,838   1,957,400  SH      SHARED-DEFINED  1,2    1,957,400  0    0
MIRANT CORP NEW                 *W EXP 01/03/201  60467R126   14,682   1,043,506  SH      SHARED-DEFINED  1,2    1,043,506  0    0
NATIONAL RETAIL PROPERTIES I     NOTE 3.950% 9/1  637417AA4    1,034   1,000,000 PRN           SOLE              1,000,000  0    0
NET SERVICOS DE COMUNICACAO      SPONSD ADR NEW   64109T201      539      45,000  SH           SOLE                 45,000  0    0
NII HLDGS INC                    NOTE 2.750% 8/1  62913FAF9      726     500,000 PRN           SOLE                500,000  0    0
NORTEL NETWORKS CORP NEW         NOTE 4.250% 9/0  656568AB8      483     500,000 PRN           SOLE                500,000  0    0
NYSE GROUP INC                         COM        62949W103    1,108      11,400  SH PUT       SOLE                 11,400  0    0
OMNICOM GROUP INC                   NOTE 2/0      681919AK2    2,056   2,000,000 PRN           SOLE              2,000,000  0    0
OPEN SOLUTIONS INC                     COM        68371P102      753      20,000  SH           SOLE                 20,000  0    0
OPENWAVE SYS INC                     COM NEW      683718308   21,368   2,315,050  SH      SHARED-DEFINED  3,4    2,315,050  0    0
OPENWAVE SYS INC                     COM NEW      683718308   70,932   7,684,950  SH      SHARED-DEFINED  1,2    7,684,950  0    0
OPTIMAL GROUP INC                   CL A NEW      68388R208   21,420   2,250,000 PRN      SHARED-DEFINED  1,2    2,250,000  0    0
OWENS CORNING NEW                      COM        690742101        3         100  SH           SOLE                    100  0    0
OWENS CORNING C/S(ONCGV)               COM               OC  227,385   7,604,853  SH      SHARED-DEFINED  1,2    7,604,853  0    0
PETROLEO BRASILEIRO S.A. PETRO    SPONSORED ADR   71654V101      309       3,000 PRN           SOLE                  3,000  0    0
PHELPS DODGE CORP                      COM        717265102    2,394      20,000  SH           SOLE                 20,000  0    0
PHILIPPINE LONG DISTANCE TEL      SPONSORED ADR   718252604      358       7,000 PRN           SOLE                  7,000  0    0
PLAYTEX PRODS INC                      COM        72813P100   60,392   4,196,800  SH      SHARED-DEFINED  3,4    4,196,800  0    0
PLAYTEX PRODS INC                      COM        72813P100  119,483   8,303,200  SH      SHARED-DEFINED  1,2    8,303,200  0    0
PORTLAND GEN ELEC CO                 COM NEW      736508847  126,031   4,625,000  SH      SHARED-DEFINED  1,2    4,625,000  0    0
POSCO                             SPONSORED ADR   693483109      413       5,000  SH           SOLE                  5,000  0    0
RYERSON INC                            COM        78375P107    1,255      50,000  SH      SHARED-DEFINED  3,4       50,000  0    0
RYERSON INC                            COM        78375P107   62,725   2,500,000  SH      SHARED-DEFINED  1,2    2,500,000  0    0
S1 CORPORATION                         COM        78463B101      193      35,000  SH           SOLE                 35,000  0    0
SPDR TR                            UNIT SER 1     78462F103    7,081      50,000  SH PUT       SOLE                 50,000  0    0
SPECTRUM BRANDS INC                    COM        84762L105   18,167   1,666,665  SH      SHARED-DEFINED  3,4    1,666,665  0    0
SPECTRUM BRANDS INC                    COM        84762L105   36,333   3,333,335  SH      SHARED-DEFINED  1,2    3,333,335  0    0
TAM SA                           SP ADR REP PFD   87484D103      300      10,000  SH           SOLE                 10,000  0    0
P T TELEKOMUNIKASI INDONESIA      SPONSORED ADR   715684106      456      10,000  SH           SOLE                 10,000  0    0
TENARIS SA                        SPONSORED ADR   88031M109      499      10,000  SH           SOLE                 10,000  0    0
TITAN INTL INC ILL               NOTE 5.250% 7/2  88830MAB8    3,232   2,000,000 PRN           SOLE              2,000,000  0    0
TRANSMERIDIAN EXPL INC                 COM        89376N108    5,175   1,500,000  SH      SHARED-DEFINED  1,2    1,500,000  0    0
UNIVISION COMMUNICATIONS INC          CL A        914906102    1,240      35,000  SH           SOLE                 35,000  0    0
UNITED STATES STL CORP NEW             COM        912909108  109,710   1,500,000  SH      SHARED-DEFINED  1,2    1,500,000  0    0
VALASSIS COMMUNICATIONS INC      NOTE 1.625% 5/2  918866AK0      627   1,000,000 PRN           SOLE              1,000,000  0    0
WATSON PHARMACEUTICALS INC       DBCV 1.750% 3/1  942683AC7    1,844   2,000,000 PRN           SOLE              2,000,000  0    0
WEYERHAEUSER CO                        COM        962166104      707      10,000     CALL      SOLE                 10,000  0    0
WEYERHAEUSER CO                        COM        962166104      707      10,000  SH           SOLE                 10,000  0    0
YAHOO INC                           FRNT 4/0      984332AB2    2,599   2,000,000 PRN           SOLE              2,000,000  0    0
YANKEE CANDLE INC                      COM        984757104      470      13,700  SH           SOLE                 13,700  0    0


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